Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	UP Fintech Holding Ltd
Entity Voluntary Filers	No
Entity Central Index Key	0001756699
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Class A ordinary shares
Entity Common Stock, Shares Outstanding	1,777,218,449
Class B ordinary shares
Entity Common Stock, Shares Outstanding	337,611,722